Equity Incentive Plan	6 Months Ended
Jun. 30, 2018
Equity Incentive Plan [Abstract]
Equity incentive plan:

14.Equity incentive plan:

On January 16, 2008, the Company’s board of directors approved the 2008 Equity Incentive Plan (the “Plan”). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company’s board of directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance. The Plan expired on January 16, 2018 in accordance with its terms.

On January 12, 2011, 9,000,000 shares (1 share after all reverse stock splits) of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana Services S.A (“Fabiana”), an entity that may be deemed to be beneficially owned by Mr. Economou, as a bonus for the contribution of Mr. George Economou for CEO services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares (1 share after all reverse stock splits) vesting on the grant date and 1,000,000 shares (0 share after all reverse stock splits) vesting annually on December 31, 2011 through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share (share price before reverse stock splits). As of June 30, 2018, 8,000,000 of these shares (1 share after all reverse stock splits) have vested.

As of December 31, 2017 and June 30, 2018, there was $691 and $346, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over the current fiscal year.

The amounts of $857 and $345, represent the stock based compensation expense for the six-month periods ended June 30, 2017 and 2018, respectively and are recorded in “General and administrative expenses”, in the accompanying unaudited interim condensed consolidated statements of operations.